Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents	Cash and cash equivalents

	As at
	Dec 31,2013	Dec 31,2012
Cash and cash equivalents	56,860,845	15,334,123